Financial Instruments and Fair Value Measurements - Derivatives Not Designated as Hedging Instruments in the Statement of Financial Position (Table) (Details) (USD $)
In Thousands, unless otherwise specified
	Jun. 30, 2014	Dec. 31, 2013
Financial Instruments non-current assets	$ 9,531	$ 13,517
Financial Instruments current liabilities	(25,896)	(30,266)
Financial Instruments-non current liabilities	(11,309)	(15,557)
Total derivatives	(27,674)	(32,306)
Interest rate swaps
Financial Instruments non-current assets	9,531	13,517
Financial Instruments current liabilities	(25,896)	(30,266)
Financial Instruments-non current liabilities	$ (11,309)	$ (15,557)